COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Lease Agreements

Currently, the Company has one operating lease for office space that requires Accounting Standards Codification (ASC) Topic 842 treatment, discussed below.

The Company’s leases typically do not provide an implicit rate. Accordingly, the Company is required to use its incremental borrowing rate in determining the present value of lease payments based on the information available at commencement date. The Company’s incremental borrowing rate would reflect the estimated rate of interest that it would pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment. However, the Company currently maintains no debt, and in order to apply an appropriate discount rate, the Company used an average discount rate of eight publicly-traded peer group companies similar to it based on size, geographic location, asset types and/or operating characteristics.

The Company has a sublease for its corporate offices in Houston, Texas on approximately 5,200 square feet of office space that expires on August 31, 2023 and has a base monthly rent of approximately $10,000.

The Company also has a lease for 187 square feet of office space located in Danville, California for the Company’s Executive Vice President and General Counsel. The monthly rent is $1,200, and the lease expires on August 28, 2020. The Company does not plan to renew this lease upon expiration in an effort to further reduce Company expenses. The Company did not apply ASC Topic 842 to this lease, as the lease term and extension period are for 12-months or less, and we cannot currently conclude if the lease will be renewed or extended beyond a 12-month period. In April 2020, the Company was granted a 20% discount on the remaining lease term. Therefore, the total current obligation for the remainder of this lease through August 2020 is $1,000.

For the six months ended June 30, 2020, the Company incurred lease expense of $55,000, for the combined leases.

Supplemental cash flow information related to the Company’s operating lease is included in the table below (in thousands):

Six Months Ended June 30, 2020
Cash paid for amounts included in the measurement of lease liabilities	$58

Supplemental balance sheet information related to operating leases is included in the table below (in thousands):

June 30, 2020
Operating lease – right-of-use asset	$316

Operating lease liabilities – current	$101
Operating lease liabilities – long-term	248
Total lease liability	$349

The weighted-average remaining lease term for the Company’s operating lease is 3.2 years as of June 30, 2020, with a weighted-average discount rate of 5.35%.

Lease liability with enforceable contract terms that have greater than one-year terms are as follows (in thousands):

Remainder of 2020	$58
2021	118
2022	121
2023	82
Thereafter	—
Total lease payments	379
Less imputed interest	(30)
Total lease liability	$349

Leasehold Drilling Commitments

The Company’s oil and gas leasehold acreage is subject to expiration of leases if the Company does not drill and hold such acreage by production or otherwise exercises options to extend such leases, if available, in exchange for payment of additional cash consideration. In the D-J Basin Asset, 170 net acres expire during the remainder of 2020, and no significant net acres expire thereafter (net to our direct ownership interest only). In the Permian Basin Asset, 12 acres are due to expire in 2020 and 4,940 net acres expire thereafter (net to our direct ownership interest only). The Company plans to hold significantly all of this acreage through a program of drilling and completing producing wells. If the Company is not able to drill and complete a well before lease expiration, the Company may seek to extend leases where able.

Other Commitments

Although the Company may, from time to time, be involved in litigation and claims arising out of its operations in the normal course of business, the Company is not currently a party to any material legal proceeding. In addition, the Company is not aware of any material legal or governmental proceedings against it or contemplated to be brought against it.

As part of its regular operations, the Company may become party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning its commercial operations, products, employees and other matters.

Although the Company provides no assurance about the outcome of these or any other pending legal and administrative proceedings and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on the Company’s financial condition or results of operations.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Lease Agreements

The Company determines if an arrangement is a lease at inception of the arrangement. To the extent that the Company determines an arrangement represents a lease, that lease is classified as an operating lease or a finance lease. The Company currently does not have any finance leases. In accordance with Accounting Standards Codification (ASC) Topic 842-Accounting for Leases, operating leases are capitalized on the Company’s consolidated balance sheet through an asset and a corresponding lease liability. Recorded assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Short-term leases that have an initial term of one year or less are not capitalized. Currently, the Company has one operating lease for office space that requires ASC Topic 842 treatment, discussed below.

Discount Rate

The Company’s leases typically do not provide an implicit rate. Accordingly, the Company is required to use its incremental borrowing rate in determining the present value of lease payments based on the information available at commencement date. The Company’s incremental borrowing rate would reflect the estimated rate of interest that it would pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment. However, the Company currently maintains no debt, and in order to apply an appropriate discount rate, the Company used an average discount rate of eight publicly traded peer group companies similar to it based on size, geographic location, asset types and/or operating characteristics.

Office Leases

In June 2018, the Company assumed the lease for its corporate office space located in Houston, Texas from American Resources, Inc., an entity beneficially owned and controlled by Ivar Siem, a director of the Company, and J. Douglas Schick, the Company’s President. The term of the lease ended on August 31, 2019.

Effective September 1, 2019, the Company moved its corporate headquarters from 1250 Wood Branch Park Dr., Suite 400, Houston, Texas 77079 to 575 N. Dairy Ashford, Energy Center II, Suite 210, Houston, Texas 77079 in connection with the expiration of its former office space lease. The Company entered into a sublease on approximately 5,200 square feet of office space that expires on August 31, 2023, and has a base monthly rent of approximately $10,000 with the first month rent due beginning on January 1, 2020. The Company paid a security deposit of $9,600.

The Company also leased space for its former corporate headquarters in Danville, California that was scheduled to expire July 31, 2019, but was terminated in January 2019, without penalty or other amounts due. In February 2019, the Company entered into a six-month lease agreement for 187 square feet of new office space located in Danville, California for the Company’s General Counsel. The monthly rent is $1,200, and the Company paid a $1,200 security deposit. In August 2019, the lease was extended for an additional six months on the same terms. The Company did not apply ASC Topic 842 to this lease, as the lease term and extension period are for 12-months or less and we cannot currently conclude if the lease will be renewed or extended beyond a 12-month period. The lease was subsequently extended for an additional six months in February 2020 at the same rate. The total current obligation for the remainder of this lease through July 2020 is $8,400.

For the year ended December 31, 2019 and 2018, the Company incurred lease expense of $139,000 and $98,000, respectively, for the combined leases.

Supplemental cash flow information related to the Company’s operating lease is included in the table below for the year ended December 31, 2019:

2019
Cash paid for amounts included in the measurement of lease liabilities	$—

Supplemental balance sheet information related to operating leases is included in the table below for the year ended December 31, 2019 (in thousands):

2019
Operating lease – right-of-use asset	$360

Operating lease liabilities – current	$97
Operating lease liabilities – long-term	300
Total lease liability	$397

The weighted-average remaining lease term for the Company’s operating lease is 3.7 years as of December 31, 2019, with a weighted-average discount rate of 5.35%.

Lease liability with enforceable contract terms that have greater than one-year terms are as follows (in thousands):

2020	$115
2021	118
2022	121
2023	82
Thereafter	—
Total lease payments	436
Less imputed interest	(39)
Total lease liability	$397

Leasehold Drilling Commitments

The Company’s oil and gas leasehold acreage is subject to expiration of leases if the Company does not drill and hold such acreage by production or otherwise exercises options to extend such leases, if available, in exchange for payment of additional cash consideration. In the D-J Basin Asset, 202 net acres expire during the remainder of 2020, and no net acres expire thereafter (net to our direct ownership interest only). In the Permian Basin Asset, 8,835 acres are set to expire without meeting drilling commitments or term assignment extensions (net to our direct ownership interest only). The Company plans to hold significantly all of this acreage through a program of drilling and completing producing wells. If the Company is not able to drill and complete a well before term assignment expiration, the Company may seek to extend terms of contractual assignments.

Other Commitments

Although the Company may, from time to time, be involved in litigation and claims arising out of its operations in the normal course of business, the Company is not currently a party to any material legal proceeding. In addition, the Company is not aware of any material legal or governmental proceedings against it or contemplated to be brought against it.

As part of its regular operations, the Company may become party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning its commercial operations, products, employees and other matters.

Although the Company provides no assurance about the outcome of these or any other pending legal and administrative proceedings and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on the Company’s financial condition or results of operations.